GEOGRAPHICAL SALES AND SEGMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 113,891,989	$ 122,397,886	$ 118,616,971
Domestic [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	107,273,543	111,925,870	111,130,918
International [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 6,618,446	$ 10,472,016	$ 7,486,053